Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2023	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2023	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2023
Up to the date of issue of these consolidated financial statements, the IASB has issued a number of new or amended standards, which are not yet effective for the year ended December 31, 2023 and which have not been adopted in these consolidated financial statements.

Effective for accounting periods beginning on or after
IFRS 17, Insurance Contracts, and amendments to IFRS 17, Insurance Contracts	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8, Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12, Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IFRS 16, Lease Liabilities in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1, Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 1, Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS21, The effects of changes in foreign exchange rates, Lack of exchangeability	January 1, 2025
IFRS 18, Presentation and Disclosure in Financial Statements	January 1, 2027
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements.